DERIVATIVES, Fair value of derivative instruments and Consolidated Balance Sheet location (Details) (USD $) In Millions, unless otherwise specified	Oct. 31, 2011	Oct. 31, 2010
Derivative, Fair Value, Net [Abstract]
Derivative Asset, Fair Value	$ 37	$ 85
Derivative Liability, Fair Value	11	22
Derivatives Designated as Hedging Instrument [Member]
Derivative, Fair Value, Net [Abstract]
Derivative Asset, Fair Value	10	74
Derivative Liability, Fair Value	3	15
Derivatives Not Designated as Hedging Instruments [Member] | Foreign Exchange Contracts [Member] | Other Current Assets [Member]
Derivative, Fair Value, Net [Abstract]
Derivative Asset, Fair Value	27	11
Derivatives Not Designated as Hedging Instruments [Member] | Foreign Exchange Contracts [Member] | Other Accrued Liabilities [Member]
Derivative, Fair Value, Net [Abstract]
Derivative Liability, Fair Value	8	7
Cash Flow Hedges [Member] | Derivatives Designated as Hedging Instrument [Member] | Foreign Exchange Contracts [Member] | Other Current Assets [Member]
Derivative, Fair Value, Net [Abstract]
Derivative Asset, Fair Value	7	13
Cash Flow Hedges [Member] | Derivatives Designated as Hedging Instrument [Member] | Foreign Exchange Contracts [Member] | Other Accrued Liabilities [Member]
Derivative, Fair Value, Net [Abstract]
Derivative Liability, Fair Value	3	15
Fair Value Hedges [Member] | Derivatives Designated as Hedging Instrument [Member] | Interest Rate Contracts [Member] | Other Assets [Member]
Derivative, Fair Value, Net [Abstract]
Derivative Asset, Fair Value	0	61
Fair Value Hedges [Member] | Derivatives Designated as Hedging Instrument [Member] | Interest Rate Contracts [Member] | Other Current Assets [Member]
Derivative, Fair Value, Net [Abstract]
Derivative Asset, Fair Value	3	0
Fair Value Hedges [Member] | Derivatives Designated as Hedging Instrument [Member] | Interest Rate Contracts [Member] | Other Long-Term Liabilities [Member]
Derivative, Fair Value, Net [Abstract]
Derivative Liability, Fair Value	0	0
Fair Value Hedges [Member] | Derivatives Designated as Hedging Instrument [Member] | Interest Rate Contracts [Member] | Other Accrued Liabilities [Member]
Derivative, Fair Value, Net [Abstract]
Derivative Liability, Fair Value	$ 0	$ 0